Capital Requirements and Restriction on Retained Earnings - Actual Capital Levels and Minimum Required Capital Levels (Detail)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Consolidated [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Risk Based Capital, Actual, Amount	$ 307,504,000	$ 285,268,000
Tier I Risk Based Capital, Actual, Amount	283,459,000	270,501,000
CET1 Risk Based Capital, Actual, Amount	254,032,000	241,074,000
Leverage, Actual, Amount	$ 283,459,000	$ 270,501,000
Total Risk Based Capital, Actual, Ratio	16.0	16.1
Tier I Risk Based Capital, Actual, Ratio	14.7	15.3
CET1 Risk Based Capital, Actual, Ratio	13.2	13.6
Leverage, Actual, Ratio	10.8	12.3
Total Risk Based Capital , For Capital Adequacy Purposes, Amount	$ 153,810,000	$ 141,506,000
Tier I Risk Based Capital, For Capital Adequacy Purposes, Amount	115,358,000	106,129,000
CET1 Risk Based Capital, For Capital Adequacy Purposes, Amount	86,518,000	79,597,000
Leverage, For Capital Adequacy Purposes, Amount	$ 105,279,000	$ 87,652,000
Total Risk Based Capital , For Capital Adequacy Purposes, Ratio	8.0	8.0
Tier I Risk Based Capital, For Capital Adequacy Purposes, Ratio	6.0	6.0
CET1 Risk Based Capital, For Capital Adequacy Purposes, Ratio	4.50%	4.50%
Leverage, For Capital Adequacy Purposes, Ratio	4.0	4.0
Civista [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Risk Based Capital, Actual, Amount	$ 277,429,000	$ 250,920,000
Tier I Risk Based Capital, Actual, Amount	252,304,000	235,094,000
CET1 Risk Based Capital, Actual, Amount	241,891,000	224,653,000
Leverage, Actual, Amount	$ 252,304,000	$ 235,094,000
Total Risk Based Capital, Actual, Ratio	14.4	14.2
Tier I Risk Based Capital, Actual, Ratio	13.1	13.3
CET1 Risk Based Capital, Actual, Ratio	12.6	12.7
Leverage, Actual, Ratio	9.6	10.8
Total Risk Based Capital , For Capital Adequacy Purposes, Amount	$ 153,765,000	$ 141,445,000
Tier I Risk Based Capital, For Capital Adequacy Purposes, Amount	115,323,000	106,084,000
CET1 Risk Based Capital, For Capital Adequacy Purposes, Amount	86,493,000	79,563,000
Leverage, For Capital Adequacy Purposes, Amount	$ 105,029,000	$ 87,362,000
Total Risk Based Capital , For Capital Adequacy Purposes, Ratio	8.0	8.0
Tier I Risk Based Capital, For Capital Adequacy Purposes, Ratio	6.0	6.0
CET1 Risk Based Capital, For Capital Adequacy Purposes, Ratio	4.50%	4.50%
Leverage, For Capital Adequacy Purposes, Ratio	4.0	4.0
Total Risk Based Capital , To Be Well Capitalized Under Prompt Corrective Action Purposes, Amount	$ 192,206,000	$ 176,807,000
Tier I Risk Based Capital, To Be Well Capitalized Under Prompt Corrective Action Purposes, Amount	153,765,000	141,445,000
CET1 Risk Based Capital, To Be Well Capitalized Under Prompt Corrective Action Purposes, Amount	124,934,000	114,924,000
Leverage, To Be Well Capitalized Under Prompt Corrective Action Purposes, Amount	$ 131,286,000	$ 109,203,000
Total Risk Based Capital , To Be Well Capitalized Under Prompt Corrective Action Purposes, Ratio	10.0	10.0
Tier I Risk Based Capital, To Be Well Capitalized Under Prompt Corrective Action Purposes, Ratio	8.0	8.0
CET1 Risk Based Capital, To Be Well Capitalized Under Prompt Corrective Action Purposes, Ratio	6.50%	6.50%
Leverage, To Be Well Capitalized Under Prompt Corrective Action Purposes, Ratio	5.0	5.0